UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                --------------

Check here if Amendment / /; Amendment Number:  _______
      This Amendment (Check only one):     / /  is a restatement.
                                           / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Shenkman Capital Management, Inc.
                 -------------------------------------------
Address:         461 Fifth Avenue, 22nd Floor
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                 New York, New York 10017
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Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark R. Shenkman
                  ------------------
Title:            President
                  ------------------
Phone:            212-867-9090
                  ------------------

Signature, Place, and Date of Signing:

    /s/ Mark R. Shenkman         New York, New York         March 7, 2004
    --------------------         ------------------         -------------
         [Signature]               [City, State]               [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                         ------------

Form 13F Information Table Entry Total:  29
                                         ------------

Form 13F Information Table Value Total:  201,735
                                         ------------
                                         (thousands)


List of Other Included Managers:    None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            None.

                                          FORM 13F INFORMATION TABLE
                                               (as of 3/31/04)

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                                                                                SHRS OR SH/PUT/PRN  Investment  Other      Voting
   Name of Issuer               Title of Class      Cusip      Value (x$1000)    AMT PRN CALL       Discretion  Managers  Authority
   --------------               --------------      -----      --------------    ------------       ----------  --------  ---------

Airgate PCS Inc                 COM NEW           009367301          0.165        SH 11                Sole                 Sole

Amkor Technology Inc            NOTE 5.750% 6/0   031652AN0         15,326        PRN 15,250,000       Sole                 Sole

Arch Wireless                   CL A              039392709            156        SH 4,845             Sole                 Sole

AT&T Wireless Svcs Inc          COM               00209A106          2,833        SH 208,000           Sole                 Sole

Avnet Inc                       DBCV 2.000% 3/1   053807AL7          3,738        PRN 3,500,000        Sole                 Sole

Best Buy Inc                    SDCV 2.250% 1/1   086516AF8         14,989        PRN 13,650,000       Sole                 Sole

Chesapeake Energy Corp          PFD CONV 5%       165167800          6,350        PRN 57,600           Sole                 Sole

Constellation Brands Inc        CL A              21036P108          2,570        SH 80,050            Sole                 Sole

Echostar Communications New     NOTE 5.750% 5/1   278762AG4         34,216        PRN 32,900,000       Sole                 Sole

Echostar Communications New     CL A              278762109          1,867        SH 57,000            Sole                 Sole

Emmis Communications Corp       PFD CV SER A      291525202         10,128        PRN 209,900          Sole                 Sole

Felcor Lodging TR Inc           PFD CV A $1.95    31430F200            295        PRN 12,300           Sole                 Sole

Finlay Enterprises Inc          COM NEW           317884203            108        SH 6,000             Sole                 Sole

Grey Wolf Inc                   NOTE 3.750% 5/0   397888AD0         10,622        PRN 10,750,000       Sole                 Sole

Hanger Orthopedic Group Inc     COM NEW           41043F208          1,358        SH 75,250            Sole                 Sole

Hilton Hotels Corp              NOTE 3.375% 4/1   432848AZ2            859        PRN 800,000          Sole                 Sole

Mediacom Communications Corp    NOTE 5.250% 7/0   58446KAA3         14,138        PRN 14,500,000       Sole                 Sole

Nextel Communications Inc       NOTE 5.250% 1/1   65332VAY9          7,079        PRN 7,000,000        Sole                 Sole

Nextel Communications Inc       CL A              65332V103          1,233        SH 50,000            Sole                 Sole

Penney J C Inc                  NOTE 5.000%10/1   708160BV7         12,719        PRN 10,000,000       Sole                 Sole

Penney J C Inc                  COM               708160106          2,435        SH 70,000            Sole                 Sole

Province Healthcare Co          NOTE 4.250%10/1   743977AE0         13,484        PRN 13,350,000       Sole                 Sole

Roper Inds Inc New              NOTE 1.481% 1/1   776696AA4          2,580        PRN 6,000,000        Sole                 Sole

Sinclair Broadcast Group Inc    NOTE 4.875% 7/1   829226AU3          2,033        PRN 2,000,000        Sole                 Sole

Sinclair Broadcast Group Inc    PFD CV EXCH D     829226505          9,711        PRN 213,425          Sole                 Sole

Smurfit-Stone Container Corp    PFD CV EX A 7%    832727200          9,126        PRN 366,800          Sole                 Sole

Spectrasite Inc                 COM               84761M104           12.4        SH 334               Sole                 Sole

Starwood Hotels & Resorts Wrld  NOTE 3.500% 5/1   85590AAJ3         20,401        PRN 19,100,000       Sole                 Sole

Supervalu Inc                   NOTE 11/0         868536AP8          1,368        PRN 4,000,000        Sole                 Sole

                                                     Total
                                                   (x$1,000)  $201,734,565